Bank Borrowings (Component of Bank Borrowings) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY
BANK BORROWINGS [Abstract]
Short-term bank loan	$ 0	0	212,259
Long-term bank loans
Secured long-term bank loans		419,179	199,308
Less: current portion of long-term bank loans	(20,655)	(128,135)	(36,444)
Non-current portion of long-term bank loans	$ 46,915	291,044	162,864